                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] Amendment Number:
This Amendment (Check only one.) [_] is restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. & W. Seligman & Co. Incorporated
Address: 100 Park Avenue
         New York, NY 10017

13F File Number:28-861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of reporting Manager:

Name:  Paul B. Goucher
Title: Chief Compliance Officer
Phone: 212-850-1864

Signature, Place, and Date of Signing:


/S/ Paul B. Goucher        New York, New York   February 17, 2009
------------------------   ------------------   -----------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT.

[x]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

Form 13F File Number           Name
------------------------       ------------------------
28 - 139                       Ameriprise Financial, Inc